Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Schedule of Compensation Paid to Key Management Personnel
The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2021	2020	(a)	2019	(a)
Short-term benefits(b)	33	36		31
Post-employment benefits(c)	2	3		(4)
Share-based payment	20	18		30
Total recognized in profit or loss	55	57		57
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1.).
(b) Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).
(c) This line item includes in 2019 the favorable impact of top-up pension plan amendments following the application of the Pacte law in France.

Summary of Aggregate Amounts Payable to Key Management Personnel
The table below shows the aggregate obligation as of December 31 for each period presented for individuals who hold or have held executive positions within Sanofi during that period.

(€ million)	2021	2020	(a)	2019	(a)
Aggregate top-up pension obligation in favor of certain corporate officers and of Executive Committee members	28	32		48
Aggregate termination benefits and lump-sum retirement benefits in favor of key management personnel	7	5		4
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1.).